FORM 13F

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                            FORM 13F COVER PAGE

         Report for Calendar Year or Quarter Ended  December 31, 2004

          Check here if Amendment [  ]; Amendment Number:  _______________

                    This Amendment (Check only one):


  	                  [  ]    is a restatement.

	                  [  ]    adds new holdings entries.


       Institutional Investment Manager Filing This Report:

       Name:  Allmerica Financial Investment Management Services, Inc.

       Address:  440 Lincoln Street, Worcester, Massachusetts 01653





      Form 13F File Number:  28-10284

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

            Person Signing this Report on Behalf of Reporting Manager:

                                 Name: George M. Boyd

                                   Title:  Secretary

                                 Phone: (508) 855-4013





                          Signature, Place, and Date of Signing:

                                  /s/ George M. Boyd
                            [Signature] George M. Boyd

                              Worcester, Massachusetts
                                   [City, State]

                                February 14, 2005
                                      [Date]

        Report Type (Check only one):

 [   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ x ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

        Jennison Associates LLC					28-74
        T. Rowe Price Associates, Inc.				28-115
        Cramer Rosenthal McGlynn, LLC				28-05009
        UBS Global Asset Management (Americas) Inc.		28-2682
        Goldman Sachs Asset Management, L.P. ("GSAM"),	        028-04981
         (filed by Goldman Sachs & Co. on behalf of GSAM)
        Opus Investment Management, Inc.			028-05067
        GE Asset Management Incorporated			28-05827
        Grantham, Mayo, Van Otterloo & Co. LLC			028-03377
        J.P. Morgan Investment Management Inc.			28-694